Inventories	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Inventories

4. Inventories

The components of inventories were as follows:

	March 31, 2015	March 31, 2014
Finished goods	$54,318	$77,212
Raw materials	803	10,369
Provision for obsolescence	(3,483)	(9,390)

	$51,638	$78,191

The provision for obsolescence is related to finished goods and raw materials inventory.